Corporate information	12 Months Ended
Dec. 31, 2019
Disclosure Of Corporate Information Explanatory [Abstract]
Corporate information
1	Corporate Information

BioNTech SE is a limited company incorporated and domiciled in Germany. American Depository Shares (ADS) representing BioNTech’s shares are publicly traded on Nasdaq Global Select Market since October 10, 2019. The registered office is located in Mainz, An der Goldgrube 12, 55131 Germany. The accompanying International Financial Reporting Standards (IFRS) consolidated financial statements present the financial position and the results of operation of BioNTech SE and its subsidiaries, hereinafter also referred to as “BioNTech” or the “Group”.

Effective March 8, 2019, BioNTech AG changed its name and legal form to BioNTech SE. The Group is principally engaged in developing innovative immunotherapies for the individualized treatment of cancer and other infectious diseases.

During the year ended December 31, 2019 the following changes to the Group structure occurred:

•	Two entities were founded in the United States: BioNTech USA Holding, LLC and BioNTech Research & Development, Inc. Both are wholly-owned subsidiaries of BioNTech SE.

•	reBOOST Management GmbH, was acquired through a share purchase which represents a related party transaction.

All entities listed above are included in the Group’s consolidated financial statements.

Information on the Group’s structure is provided in Note 5.

The consolidated financial statements of the Group for the year ended year ended December 31, 2019 were authorized for issue in accordance with a resolution of the directors on March 31, 2020.